Organization and Business Overview - Schedule of IPO, After Deducting the Escrow Fund, Accrued and Paid Commissions and Offering Expenses (Parentheticals) (Details) - IPO [Member]	12 Months Ended
Nov. 30, 2025 USD ($) $ / shares shares
Organization and Business Overview - Schedule of IPO, After Deducting the Escrow Fund, Accrued and Paid Commissions and Offering Expenses (Parentheticals) (Details) [Line Items]
Ordinary shares (in Shares) | shares	1,875,000
Ordinary shares, per share (in Dollars per share) | $ / shares	$ 4
Gross proceeds	7.00%
Gross proceeds	1.00%
Accountable expenses maximum	$ 200,000
Accountable expenses paid	15,000
Accountable Expenses	105,000
Remaining due diligence fee total	75,000
Remaining due diligence fee paid	40,000
Professional services fee	45,000
Nasdaq Fee	$ 49,652.33